Condensed Financial Information of the Parent Company (Details)	Dec. 31, 2023
Condensed Financial Information of the Parent Company [Line Items]
Net assets percentage	25.00%
Parent Company [Member]
Condensed Financial Information of the Parent Company [Line Items]
Net assets percentage	25.00%